Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PHAEACIAN GLOBAL VALUE FUND
A SERIES OF DATUM ONE SERIES TRUST
Supplement dated January 24, 2022
to the Prospectus dated July 29, 2021
Effective immediately, the following updates are being made to the Phaeacian Global Value Fund’s Prospectus.
The “Key Person Risk” provided on page 4 under the “Principal Risks” section is deleted in its entirety and replaced with the following:
Key Person Risk.   The Fund is heavily dependent upon either Messrs. Gregory A. Herr or Pierre O. Py for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event both Gregory A. Herr and Pierre O. Py were no longer involved in the management of the Fund.

Phaeacian Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PHAEACIAN GLOBAL VALUE FUND
A SERIES OF DATUM ONE SERIES TRUST
Supplement dated January 24, 2022
to the Prospectus dated July 29, 2021
Effective immediately, the following updates are being made to the Phaeacian Global Value Fund’s Prospectus.
The “Key Person Risk” provided on page 4 under the “Principal Risks” section is deleted in its entirety and replaced with the following:
Key Person Risk.   The Fund is heavily dependent upon either Messrs. Gregory A. Herr or Pierre O. Py for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event both Gregory A. Herr and Pierre O. Py were no longer involved in the management of the Fund.